Vanguard Convertible Securities Fund

Supplement to the Prospectus and Summary Prospectus Dated March 29, 2016

Prospectus and Summary Prospectus Text Changes

The following replaces similar text under the heading “Investment Advisor”:

Portfolio Managers

Stuart Spangler, CFA, Managing Director of Oaktree. He has co-managed the Fund since 2015 and is responsible for the Fund’s U.S. convertible securities investments.

Abe Ofer, Managing Director of Oaktree. He has co-managed the Fund’s foreign convertible securities investments since 2010.

Jean-Pierre Latrille, Senior Vice President of Oaktree. He has co-managed the Fund’s foreign convertible securities investments since 2016.

Petar Raketic, CFA, Senior Vice President of Oaktree. He has co-managed the Fund’s foreign convertible securities investments since 2016.

(over, please)

Prospectus Text Changes

The following replaces similar text under the heading Investment Advisor:

The managers primarily responsible for the day-to-day management of the Fund are:

Stuart Spangler, CFA, Managing Director of Oaktree. He has worked in investment management since 1993, has been with Oaktree since 1997, has co-managed the Fund since 2015, and is responsible for the Fund’s U.S. convertible securities investments. Education: B.S., U.S. Air Force Academy.

Abe Ofer, Managing Director of Oaktree. He has worked in investment management since 1984, has managed investment portfolios since 1989, and has co-managed the Fund’s foreign convertible securities investments since 2010. Education: B.A., Reed College; M.B.A., University of Chicago.

Jean-Pierre Latrille, Senior Vice President of Oaktree. He has worked in investment management since 1994, has managed investment portfolios since 2007, and has co-managed the Fund’s foreign convertible securities investments since 2016. Education: B.S., Universidad Austral de Chile; M.B.A., Wharton School of the University of Pennsylvania.

Petar Raketic, CFA, Senior Vice President of Oaktree. He has worked in investment management since 2005 and has managed investment portfolios and co-managed the Fund’s foreign convertible securities investments since 2016. Education: B.S., University of Maryland.

CFA® is a registered trademark owned by CFA Institute.

© 2017 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

PS 82A 012017

Vanguard Convertible Securities Fund

Supplement to the Statement of Additional Information Dated March 29, 2016

Statement of Additional Information Text Changes

In the Investment Advisory Services section, all references to Jean-Paul Nedelec are removed.

© 2017 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

SAI 82A 012017